UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended June 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Libra Advisors, LLC

Address:  909 Third Floor
          29th Floor
          New York, NY 10022


13F File Number: 028-10048

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Ranjan Tandon
Title:    Managing Member
Phone:    (212) 350-5125


Signature, Place and Date of Signing:


/s/ Ranjan Tandon                 New York, New York           August 13, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  68

Form 13F Information Table Value Total: $390,757
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.           Form 13F File Number              Name

1.            028-10574                         Libra Associates, LLC
2.            028-10573                         Libra Fund, L.P.
----          -------------------               ------------------------------


                                                     FORM 13F INFORMATION TABLE
                                                            June 30, 2008

COLUMN 1                      COLUMN 2         COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6      COL 7         COLUMN 8
                              TITLE OF                    VALUE    SHRS OR  SH/ PUT/  INVESTMENT      OTHR      VOTING  AUTHORITY
NAME OF ISSUER                CLASS            CUSIP     (X1000)   PRN AMT  PRN CALL  DISCRETION      MGRS   SOLE      SHARED  NONE

AGNICO EAGLE MINES LTD        COM              008474108   7,260     96,600 SH        Shared-Defined  1,2      96,600
AMBAC FINL GROUP INC          COM              023139108      48     35,600 SH        Shared-Defined  1,2      35,600
APOLLO GROUP INC              CL A             037604105     398      9,000 SH        Shared-Defined  1,2       9,000
BARCLAYS BANK PLC             ETN IPTH LVSTK   06739H743     953     22,000 SH        Shared-Defined  1,2      22,000
BIG LOTS INC                  COM              089302103     348     11,151 SH        Shared-Defined  1,2      11,151
BLACKSTONE GROUP L P          COM UNIT LTD     09253U108   1,083     59,500 SH        Shared-Defined  1,2      59,500
CAMECO CORP                   COM              13321L108  12,713    295,400 SH        Shared-Defined  1,2     295,400
CARMAX INC                    COM              143130102   1,064     75,000 SH        Shared-Defined  1,2      75,000
CENTRAL FD CDA LTD            CL A             153501101   6,864    530,000 SH        Shared-Defined  1,2     530,000
CENTRAL SUN MINING INC        COM              155432107   2,341  1,254,069 SH        Shared-Defined  1,2   1,254,069
CERNER CORP                   COM              156782104   1,274     28,200 SH        Shared-Defined  1,2      28,200
CLEAR CHANNEL COMMUNICATIONS  COM              184502102   2,024     57,500 SH        Shared-Defined  1,2      57,500
COACH INC                     COM              189754104   4,029    139,500 SH        Shared-Defined  1,2     139,500
COLUMBIA SPORTSWEAR CO        COM              198516106     727     19,788 SH        Shared-Defined  1,2      19,788
COMPTON PETE CORP             COM              204940100     721     56,700 SH        Shared-Defined  1,2      56,700
COTT CORP                     COM              22163N106      31     10,000 SH        Shared-Defined  1,2      10,000
CROCS INC                     COM              227046109     231     28,800 SH        Shared-Defined  1,2      28,800
DANAHER CORP DEL              COM              235851102   6,354     82,200 SH        Shared-Defined  1,2      82,200
DOWNEY FINL CORP              COM              261018105      90     32,500 SH        Shared-Defined  1,2      32,500
EMERGENCY MEDICAL SVCS        CL A             29100P102   2,511    110,965 SH        Shared-Defined  1,2     110,965
ENTREE GOLD INC               COM              29383G100   2,045  1,056,400 SH        Shared-Defined  1,2   1,056,400
EXETER RES CORP               COM              301835104   4,843  1,115,000 SH        Shared-Defined  1,2   1,115,000
FAIR ISAAC CORP               COM              303250104   3,761    181,073 SH        Shared-Defined  1,2     181,073
FIRSTFED FINL CORP            COM              337907109      90     11,200 SH        Shared-Defined  1,2      11,200
GAMMON GOLD INC               COM              36467T106  61,640  5,698,100 SH        Shared-Defined  1,2   5,698,100
GENERAL MTRS CORP             COM              370442105     674     58,600 SH        Shared-Defined  1,2      58,600
GOLDCORP INC NEW              COM              380956409  22,199    480,578 SH        Shared-Defined  1,2     480,578
GREAT BASIN GOLD LTD          COM              390124105  23,198  6,803,580 SH        Shared-Defined  1,2   6,803,580
HARLEY DAVIDSON INC           COM              412822108   8,173    225,400 SH        Shared-Defined  1,2     225,400
HOLOGIC INC                   COM              436440101   1,415     64,888 SH        Shared-Defined  1,2      64,888
IAMGOLD CORP                  COM              450913108   2,501    418,400 SH        Shared-Defined  1,2     418,400
IMMUCOR INC                   COM              452526106     909     35,131 SH        Shared-Defined  1,2      35,131
INTEL CORP                    COM              458140100   1,634     76,086 SH        Shared-Defined  1,2      76,086
ISHARES TR                    RUSSELL 2000     464287655 108,063  1,565,000 SH  PUT   Shared-Defined  1,2   1,565,000
ISHARES TR                    FTSE XNHUA IDX   464287184   3,441     78,900 SH        Shared-Defined  1,2      78,900
ISHARES TR                    DJ BROKER-DEAL   464288794   3,719    111,500 SH        Shared-Defined  1,2     111,500
ISHARES INC                   MSCI TAIWAN      464286731     565     40,000 SH        Shared-Defined  1,2      40,000
JAGUAR MNG INC                COM              47009M103   2,247    232,186 SH        Shared-Defined  1,2     232,186
LEHMAN BROS HLDGS INC         COM              524908100   8,130    410,414 SH        Shared-Defined  1,2     410,414
MAG SILVER CORP               COM              55903Q104     566     57,500 SH        Shared-Defined  1,2      57,500
MATTSON TECHNOLOGY INC        COM              577223100     662    139,086 SH        Shared-Defined  1,2     139,086
MBIA INC                      COM              55262C100     391     89,049 SH        Shared-Defined  1,2      89,049
METALLICA RES INC             COM              59125J104   1,777    260,600 SH        Shared-Defined  1,2     260,600
MGIC INVT CORP WIS            COM              552848103     239     39,131 SH        Shared-Defined  1,2      39,131
MIDWAY GOLD CORP              COM              598153104     344    175,000 SH        Shared-Defined  1,2     175,000
MINEFINDERS  LTD              COM              602900102  13,351  1,294,000 SH        Shared-Defined  1,2   1,294,000
MINES MGMT INC                COM              603432105     714    256,761 SH        Shared-Defined  1,2     256,761
NATIONAL FINL PARTNERS CORP   COM              63607P208   1,035     52,242 SH        Shared-Defined  1,2      52,242
NEW GOLD INC CDA              COM              644535106     121     15,400 SH        Shared-Defined  1,2      15,400
NUCOR CORP                    COM              670346105  10,790    144,500 SH        Shared-Defined  1,2     144,500
OCH ZIFF CAP MGMT GROUP       CL A             67551U105   4,288    225,564 SH        Shared-Defined  1,2     225,564
OREZONE RES INC               COM              685921108   2,673  2,227,200 SH        Shared-Defined  1,2   2,227,200
PACIFIC RIM MNG CORP          COM NEW          694915208   2,118  3,266,400 SH        Shared-Defined  1,2   3,266,400
PARAMOUNT GOLD & SILVER CORP  COM              69924P102   4,072  2,381,000 SH        Shared-Defined  1,2   2,381,000
PENSKE AUTOMOTIVE GRP INC     COM              70959W103     884     60,000 SH        Shared-Defined  1,2      60,000
PMI GROUP INC                 COM              69344M101      78     39,800 SH        Shared-Defined  1,2      39,800
QUATERRA RES INC              COM              747952109   4,348  1,752,000 SH        Shared-Defined  1,2   1,752,000
RENT A CTR INC NEW            COM              76009N100     402     19,561 SH        Shared-Defined  1,2      19,561
SATYAM COMPUTER SERVICES LTD  ADR              804098101   1,069     43,600 SH        Shared-Defined  1,2      43,600
SCIENTIFIC GAMES CORP         CL A             80874P109   3,240    109,397 SH        Shared-Defined  1,2     109,397
SELECT SECTOR SPDR TR         SBI INT-INDS     81369Y704   2,238     65,800 SH        Shared-Defined  1,2      65,800
SPDR GOLD TRUST               GOLD SHS         78463V107   3,364     36,800 SH        Shared-Defined  1,2      36,800
TASEKO MINES LTD              COM              876511106   2,942    572,400 SH        Shared-Defined  1,2     572,400
TITAN PHARMACEUTICALS INC DE  COM              888314101   1,725  1,250,000 SH        Shared-Defined  1,2   1,250,000
VMWARE INC                    CL A COM         928563402   2,874     53,366 SH        Shared-Defined  1,2      53,366
WESTERN GOLDFIELDS INC CDA    COM NEW          95828P203   4,396  1,911,900 SH        Shared-Defined  1,2   1,911,900
GOLDCORP INC NEW              *W EXP 06/09/201 380956177     912     57,000 SH        Shared-Defined  1,2      57,000
YAMANA GOLD INC               COM              98462Y100   8,833    530,050 SH        Shared-Defined  1,2     530,050





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